UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21826

Nagle Funds

(Exact name of registrant as specified in charter)

57 Willow Drive

Little Silver, NJ 07739

 (Address of principal executive offices)

(Zip code)

Peter J. Nagle

57 Willow Drive

Little Silver, NJ 07739

 (Name and address of agent for service)

With copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinatti, Ohio 45202

Registrant's telephone number, including area code: (800) 595-4866

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

NAGLE TOTAL MARKET PLUS FUND

December 31, 2007

Dear Shareholder,

The Nagle Total Market Plus Fund completed its first full calendar year in 2007 and now has been in existence for six full quarters.  I am happy to report that The Nagle Total Market Plus Fund has continued to steadily outperform its benchmark, the Dow Jones Wilshire 5000.  The current financial difficulties that were created by questionable lending practices associated with real estate and the inevitable correction of real estate has had a negative impact on the economy as a whole and thus the value of financial assets.   While the real estate correction has  had a negative impact  on the return on financial assets, including The Nagle Total Market Fund,   I don’t believe it represents a breakdown in the whole financial system or dire consequences for financial assets overall.

While the overall market had three up and down swings of around 10%, it still managed to post a positive return for the calendar year which was roughly in line with the return for fixed income (bonds, CDs, ect.).  The Nagle Market Plus Fund mirrored those swings, but, true to its objective, The Nagle Total Market Fund preformed somewhat better than the market during periods of distress and finished the year outperforming its benchmark by 1.3%.  Although 2008 has begun on a negative note, the causes are a continuation of last year’s adjustments to certain segments of the market.  As these adjustments run their course and the market sorts out the individual winners and losers, the prudent course is to stay diversified and invested.  One benefit The Nagle Total Market Fund can now realize is the opportunity to overweight slightly those sectors of the market that are oversold.  This opportunity is the result of the continued growth of investment in the Fund.  Another benefit the Fund will achieve, as the size of the Fund grows, is economies of scale that will reduce the expense of operating the Fund and directly benefit shareholder return.

As always, feel free to contact me with any questions about The Nagle Total Market Fund.

Sincerely,

Peter J Nagle, President-The Nagle Funds

57 Willow Drive

Little Silver, NJ 07739

www.naglefunds.com

Performance Comparison

# Nagle Total Market Plus Fund vs Dow Jones Wilshire 5000 for 2007

10.00%
9.00%
8.00%
7.00%
6.00%
5.00%
4.00%
3.00%
2.00%
1.00%
0.00%
Cum Total Return NAGLE TOTAL MKT FUND
Cum Net Change WILSHIRE 5000

| | 1 | 2 | 3 | 4 | 5 |
|---|---|---|---|---|---|
| Cum Total Return NAGLE TOTAL MKT FUND | 0 | 2.10% | 7.90% | 8.80% | 5.10% |
| Cum Net Change WILSHIRE 5000 | 0 | 1.50% | 7.10% | 8.20% | 3.90% |

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 595-4866.

NAGLE TOTAL MARKET PLUS FUND

Portfolio Illustration

December 31, 2007 (Unaudited)

The following chart gives a visual breakdown of the Fund by the security type.

The underlying securities are represented as a percentage of the portfolio of investments.

Net Cash *
1.31%
Russell 2000 Etf
16.70%
Emerging Mkts Etf
2.07%
S&P 500 Etf
60.30%
S&P Midcap Etf
19.62%

*Net Cash represents other assets less liabilities.

	Nagle Total Market Plus Fund
	Schedule of Investments
	December 31, 2007

Shares		Value

EXCHANGE TRADED FUNDS - 98.69%
500	iShares MSCI Emerging Markets Index	$ 75,150
8,000	iShares Russell 2000 Index	607,360
15,000	S&P Depository Receipts	2,193,150
4,600	S&P Mid Depository Receipts	713,460

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $3,399,037) - 98.69%		3,589,120

SHORT TERM INVESTMENTS - 1.05%
38,069	AIM Short Term Investments Company Prime Portfolio	38,069
	(Cost $38,069) 4.70% **

TOTAL INVESTMENTS (Cost $3,437,106) - 99.70%		3,627,189

OTHER ASSETS LESS LIABILITIES - 0.26%		9,482

NET ASSETS - 100.00%		$ 3,636,671

** Variable rate security; the coupon rate shown represents the yield at December 31, 2007.
The accompanying notes are an integral part of these financial statements.

Nagle Total Market Plus Fund
Statement of Assets and Liabilities
December 31, 2007

Assets:
Investments, at Value (Cost $3,437,106)	$ 3,627,189
Receivables:
Dividends and Interest	17,047
Due from Advisor	4,690
Prepaid Expenses	1,199
Total Assets	3,650,125
Liabilities:
Other Accrued Expenses	11,954
Shareholder Redemptions	1,500
Total Liabilities	13,454
Net Assets	$ 3,636,671

Net Assets Consist of:
Paid In Capital	$ 3,429,035
Accumulated Undistributed Net Investment Income	55
Accumulated Undistributed Realized Gain on Investments and Options Written	17,498
Unrealized Appreciation in Value of Investments and Options Written	190,083
Net Assets, for 319,066 Shares Outstanding	$ 3,636,671

Net Asset Value Per Share	$ 11.40

The accompanying notes are an integral part of these financial statements.

Nagle Total Market Plus Fund
Statement of Operations
For the year ended December 31, 2007

Investment Income:
Dividend income from underlying funds	$ 53,159
Interest	3,143
Total Investment Income	56,302

Expenses:
Advisory Fees (Note 3)	25,483
Legal Fees	14,709
Transfer Agent Fees	12,039
Audit Fees	11,000
Distribution (12b-1) Fees	8,494
Custodial Fees	6,744
Trustee Fees	1,100
Insurance	1,500
Registration Fees	1,400
Miscellaneous	306
Printing & Mailing	196
Total Expenses	82,971
Fees Waived and Reimbursed by the Advisor (Note 3)	(40,500)
Net Expenses	42,471

Net Investment Income	13,831

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	11,481
Realized Gain on Options	79,103
Net Change in Unrealized Appreciation on:
Investments	47,463
Options	2,688
Realized and Unrealized Gain on Investments	140,735

Net Increase in Net Assets resulting from Operations	$ 154,566

The accompanying notes are an integral part of these financial statements.

Nagle Total Market Plus Fund
Statements of Changes in Net Assets

	Year	Period *
	Ended	Ended
	12/31/2007	12/31/2006
Increase in Net Assets From Operations:
Net Investment Income	$ 13,831	$ 10,333
Net Realized Gain on Investments and Options Written	90,584	7,303
Unrealized Appreciation on Investments and Options Written	50,151	139,932
Net Increase in Net Assets Resulting from Operations	154,566	157,568

Distributions to Shareholders:
Net Investment Income	(13,776)	(10,159)
Realized Gains	(73,085)	(7,600)
Total Distributions	(86,861)	(17,759)

Capital Share Transactions (Note 5)	651,094	2,678,063

Total Increase	718,799	2,817,872

Net Assets:
Beginning of Year	2,917,872	100,000

End of Year (Including Undistributed Net Investment Income
of $55 and $0, respectively)	$ 3,636,671	$ 2,917,872

* For the period June 14, 2006 (commencement of investment operations) through December 31, 2006.
The accompanying notes are an integral part of these financial statements.

Nagle Total Market Plus Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Year	Period
	Ended	Ended
	12/31/2007	12/31/2006 *

Net Asset Value, at Beginning of Period	$ 11.11	$ 10.00

Income From Investment Operations:
Net Investment Income **	0.05	0.08
Net Gain on Securities (Realized and Unrealized)	0.52	1.10
Total from Investment Operations	0.57	1.18

Distributions:
Net Investment Income	(0.05)	(0.04)
Realized Gains	(0.23)	(0.03)
Total from Distributions	(0.28)	(0.07)

Net Asset Value, at End of Period	$ 11.40	$ 11.11

Total Return ***	5.09%	11.78%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,637	$ 2,918
Before Waivers
Ratio of Expenses to Average Net Assets ****	2.44%	4.88%
Ratio of Net Investment Loss to Average Net Assets ****	(0.78)%	(2.21)%
After Waivers
Ratio of Expenses to Average Net Assets ****	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets ****	0.41%	1.43%
Portfolio Turnover	18.49%	48.92%

* For the period June 14, 2006 (commencement of investment operations) through December 31, 2006.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
**** Annualized
The accompanying notes are an integral part of these financial statements.

NAGLE TOTAL MARKET PLUS FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2007

Note 1. Organization

The Nagle Total Market Plus Fund (the “Fund”), is a diversified series of Nagle Funds (the “Trust”), an open-end regulated investment company that was organized as an Ohio business trust on January 9, 2006.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Trustees. The Fund commenced investment operations on June 14, 2006. The Fund’s investment objective is long-term total return. The Fund’s principal investment strategy is to invest in a diversified portfolio of exchange-traded funds (“ETFs”). The investment advisor to the Fund is Peter J. Nagle (the “Advisor”).

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.   Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board of Trustees has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines the Advisor is required to consider all appropriate factors relevant to the value of securities for which its has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls since fair value depends upon circumstances of each individual case. As a general principle the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonable expect to receive for them upon current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market or similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or amount dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Repurchase agreements- In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Option Writing- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised,

NAGLE TOTAL MARKET PLUS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2007

the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Financial Futures Contracts- The Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in market values or interest rates.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the security.  The Fund recognizes a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.  The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distributions to Shareholders - The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Other- The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Note 3. Investment Advisory and Distribution Agreements

The Fund has a management agreement with the Advisor to furnish investment advisory and management services to the Fund.  The Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.75%.  The Advisor has agreed to waive its management fee and reimburse expenses to the extent that the Fund’s total annual operating expenses exceed 1.25% of the Fund’s average daily net assets through April 1, 2008. The Advisor’s obligation to reimburse expenses excludes brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), any direct expenses (such as expenses incurred by other investment companies in which the Fund invests) and extraordinary expenses. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the waived and/or reimbursed expenses occurred, if the Fund is able to make repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees.  For the year ended December 31, 2007, the Advisor earned advisory fees of $25,483. For the year ended December 31, 2007, in the aggregate, the Advisor waived and/or reimbursed the Fund a total of $40,500.  At December 31, 2007, the Advisor owed the Fund $4,690.

The Fund has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act whereby the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to: advertising, printing of prospectuses and reports for prospective shareholders, preparation and distribution of advertising materials and sales

NAGLE TOTAL MARKET PLUS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2007

literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% per annum of the Fund's average net assets. For the year ended December 31, 2007, the Plan accrued fees of $8,494, of which all were waived.

Note 4. Related Party Transactions

Peter J. Nagle is the control person of the Advisor and also serves as a trustee and officer of the Trust.  Mr. Nagle receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

Note 5. Capital Stock

The Fund is authorized to issue an unlimited number of shares with no par value of separate series.  Paid in capital at December 31, 2007 was $3,429,035 representing 319,066 shares outstanding.

Transactions in capital stock were as follows:

	Year Ended 12/31/2007		Period 6/14/2006* through 12/31/2006
	Shares	Amount	Shares	Amount
Shares Sold	75,958	$884,483	251,164	$2,660,304
Shares issued in reinvestment of distributions	7,533	86,861	1,588	17,759
Shares redeemed	(27,177)	(320,250)	-	-
Net Increase	56,314	$651,094	252,752	$2,678,063

*Commencement of Operations

Note 6. Options

As of December 31, 2007, the Fund had no outstanding options.

Transactions in written call options during the period ended December 31, 2007 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at January 1, 2007	122	$ 5,528
Options written	1,784	156,546
Options exercised	(16)	(2,192)
Options expired	(1,390)	(74,783)
Options terminated in closing purchase transaction	(500)	(85,099)
Options outstanding at December 31, 2007	0	$ 0

Note 7. Investment Transactions

For the year ended December 31, 2007, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options aggregated $1,601,550 and $614,310, respectively.  Purchases and sales of options aggregated $82,972 and $156,546, respectively. There were no purchases and sales of U.S. Government obligations.

Note 8. Tax Matters

For Federal income tax purposes, the cost of investments owned at December 31, 2007 was $3,437,106.

NAGLE TOTAL MARKET PLUS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2007

At December 31, 2007, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) including positions in securities sold short and options written was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$208,836	($18,753)	$190,083

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Value
Undistributed Net Investment Income	$ 55
Realized Gains	17,498
Unrealized appreciation on investments; options and securities sold short	$190,083
$207,636

The Fund paid an income distribution of $0.0442 per share and a short-term capital gain of $0.2345 per share for a total distribution of $86,861 for the period ended December 31, 2007.

Dividends and Distributions to Shareholders- The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2007, the Schrems family, in aggregate, owned approximately 32% of the Fund.

Note 10.  New Accounting Pronouncements

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on January 1, 2007.  FASB Interpretation No. 48 requires that the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”.  The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements.  The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Fund’s financial statements has not yet been determined.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

  of The Nagle Total Market Plus Fund,

  a Series of Nagle Funds

We have audited the accompanying statement of assets and liabilities of The Nagle Total Market Plus Fund, a Series of Nagle Funds (the “Fund”), including the schedule of investments, as of December 31, 2007 and the related statements of operations for the period then ended, the statements of changes in net assets and financial highlights for the year ended December 31, 2007 and for the period June 14, 2006 (commencement of investment operations) through December 31, 2006.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and cash owned as of December 31, 2007, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Nagle Total Market Plus Fund, a Series of Nagle Funds as of December 31, 2007, the results of its operations for the period then ended and the statements of changes in its net assets for the year ended December 31, 2007 and the period June 14, 2006 (commencement of investment operations) through December 31, 2006 in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania	Sanville & Company
February 28, 2008

Nagle Total Market Plus Fund
Expense Illustration
December 31, 2007

Expense Example

As a shareholder of the Nagle Total Market Plus Fund, you incur ongoing costs consisting of management fees, distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of  Investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2007 through December 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the Information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2007	December 31, 2007	July 1, 2007 to December 31, 2007

Actual	$1,000.00	$975.40	$6.22
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.90	$6.36

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

NAGLE TOTAL MARKET PLUS FUND

TRUSTEES AND OFFICERS

DECEMBER 31, 2007 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. The Fund is the only fund in the fund complex. The Trustees serve on no other fund boards or public company boards.

Name, Address and Date of Birth[1]	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Don Asay (1954)	Trustee since 2006	District Sales Manager, Frederick Wildman & Sons, Ltd (a wine wholesaler) (2005 – present); Manager, Rumson Management NJ, Inc. (a liquor store management company) (1989 – 2005).
Margaret A. Penta[2] (1952)	Trustee since 2006	Realtor, Mary Holder Agency (a real estate broker) (2004 – present); Homemaker (2000 – 2004).
Rose Marie Widdis[2] (1955)	Trustee since 2006	Comptroller, Caesar CeramicsUSA (an Italian marble manufacturer and distributor) (1997 – present).

1 The address for each Trustee is 57 Willow Drive, Little Silver, NJ 07739.

2 Margaret A. Penta and Rose Marie Widdis are sisters.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Date of Birth[1]	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Peter J. Nagle (1959)	President, Treasurer and Chief Compliance Officer since 2006	Peter J. Nagle, investment adviser (2001- present); Trader, Spear Leeds and Kellogg (2000 – 2001); Trader, Susquehanna Partners (1995 - 1999).
Josephine T. Nagle[2] (1961)	Trustee and Secretary since 2006	Development Assistant, Rutgers School of Law (2006- present); Development Assistant, Food Bank of Monmouth and Ocean Counties (2002 – February 2006); Homemaker, (2001 – 2002).

1 The address for each Trustee and officer is 57 Willow Drive, Little Silver, NJ 07739.

2 Josephine T. Nagle is considered an "Interested” Trustees as defined in the Investment Company Act of 1940, as amended, because she is an officer of the Trust and is married to Peter J. Nagle, who is affiliated with the Adviser.

NAGLE TOTAL MARKET PLUS FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2007 (UNAUDITED)

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 595-4866 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 595-4866.

Renewal of Management Agreement

At a regularly scheduled Board Meeting on December 7, 2007 the Fund’s Board considered the renewal of the Advisory Agreement.  As to the nature, extent, and quality of the services provided by the Advisor, the Board considered the Advisor’s investment objectives and execution of those objectives.  In addition, the Trustees reviewed the Advisor’s ADV that describes the operations and policies of the Advisor.  The Trustees reviewed a report by the Advisor, in which the Advisor addressed a series of questions prepared by the Fund’s Legal Council that provided information relevant to their deliberations (the “Report”).  The report included information regarding, among other things, the personnel of the Advisor and the Advisor’s compliance activities.  The Advisor certified to the Board that it had complied with the Trust’s Code of Ethics.  The Board also reviewed the business expenses of the Advisor.  The Advisor noted that there had been no SEC inspections or litigation and no changes in personnel.  The Board discussed the compliance activities of the Fund’s Chief Compliance Officer.  Based on the information in the report and their discussions  with the President of the Advisor, the Trustees concluded the Advisor has provided high quality services to the Fund, and that the nature and extent of the services provided by the Advisor were reasonable and consistent with the Board’s expectations.

As to the Fund’s performance, the Trustees reviewed information in the Report regarding the Fund’s year-to-date, one year, and since inception returns which then totaled five complete quarters.  The Advisor also presented comparison performance information on the Dow Jones Wilshire 5000, the Fund’s bench mark, as well as comparisons to the S&P 500, Russell 2000, S&P Midcap indexes and the aggregate performance of all funds.  The President of the Advisor stated that since the Fund is a broad based total market investment that smaller sector targeted funds do not serve as a useful comparison.  The Board noted that the Fund had preformed very well compared to its benchmark and that the Fund’s performance was satisfactory.

The Trustees reviewed information comparing the expense ratio of the Fund to those of the industry.  The Advisor stated that a comparison to the large broad based funds in the industry is

NAGLE TOTAL MARKET PLUS FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2007 (UNAUDITED)

difficult due to the economies of scale they benefit from their size.  The advisor also noted that as the Fund grows it is a primary goal of the Advisor to gradually reduce the expense ratio from its current 1.25%.  The Board noted that the Fund’s expense ratio compares favorably to the industry average for managed funds.  The Board also noted that, to date, the Advisor has operated at a loss in an effort to maintain the Fund’s favorable expense ratio.  The Board agreed the Fund’s expense ratio and management fee was fair considering the small size of the Fund and the expertise needed to execute the Fund’s strategy.  The Trustees determined that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement and that the approval of the Agreement was in the best interests of the Trust and the Fund’s shareholders.  The Following resolution was unanimously adopted upon motion, including a majority of the independent Trustees to renew the Management Agreement between The Nagle Funds and Peter J Nagle, R.I.A.

Board of Trustees

Peter J. Nagle

Josephine T. Nagle

Don Asay

Margaret A. Penta

Rose Marie Widdis

Investment Adviser

Peter J. Nagle

57 Willow Drive

Little Silver, NJ  07739

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Nagle Total Market Plus Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2007

$ 9,500

FY 2006

$ 8,500

(b)

Audit-Related Fees

Registrant

FY2007

$ 0

FY2006

$ 0

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2007

$ 1,200

FY 2006

$ 1,000

Nature of the fees:

Tax preparation and filing.

(d)

All Other Fees

Registrant

FY 2007

$ 0

FY 2006

$ 0

Nature of the fees:

Not applicable.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2007

$ 1,200

FY 2006

$ 1,000

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 31, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nagle Funds

By /s/Peter J. Nagle

   *Peter J. Nagle

     President and Treasurer

Date March 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Peter J. Nagle

   *Peter J. Nagle

     President and Treasurer

Date March 7, 2008

* Print the name and title of each signing officer under his or her signature.